UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Latin America Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                      Shares             Value ($)
                                                                              ------------------------------------

Equity Securities 96.4%
Argentina 2.0%
Banco Macro Bansud SA "B"*                                                           829,530            1,093,262
BI SA "A" (New) (a) *                                                              3,231,425            1,305,302
Loma Negra SA (a)*                                                                   448,653              869,277
Nortel Inversora SA "A" (ADR) (Preferred)*                                            33,663              196,592
Quimica Estrella SA "B"*                                                             227,160               68,819
Telecom Argentina SA "B"*                                                            466,175            1,027,699
Tenaris SA (ADR)                                                                      85,800            4,229,940
                                                                                                      -----------
(Cost $13,691,156)                                                                                      8,790,891

Brazil 52.9%
All America Latina Logistica (Preferred)*                                             75,600            2,019,825
Aracruz Celulose SA "B" (ADR)                                                        109,900            3,841,005
Banco Bradesco SA (ADR) (Preferred)                                                  693,500           17,060,100
Banco Itau Holding Financeira SA (Preferred)*                                        105,588           15,784,775
Banco Itau Holding Financeira SA (ADR) (Preferred)                                    60,300            4,512,852
Brasil Telecom Participacoes SA                                                  189,749,900            1,887,462
Braskem SA (Preferred)                                                            72,988,000            3,248,201
Braskem SA "A" (ADR) (Preferred)                                                      82,000            3,673,600
Caemi Mineracao e Metalurgica SA (Voting)                                          2,600,000            2,401,871
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)*                       65,700            1,449,999
Companhia de Bebidas das Americas (ADR) (Preferred)                                  541,900           13,818,450
Companhia de Concessoes Rodoviarias                                                  108,700            2,189,583
Companhia Energetica de Minas Gerais SA (Preferred)                              229,300,000            5,080,320
Companhia Siderurgica Nacional SA (ADR)                                              377,400            7,642,350
Companhia Vale do Rio Doce "A" (ADR) (Preferred)                                   1,127,200           28,360,352
Companhia Vale do Rio Doce "A" (Preferred)                                         1,170,800               17,951
Companhia Vale do Rio Doce (ADR) (Preferred) *                                       499,800           15,118,950
CPFL Energia SA (ADR)*                                                               217,200            4,409,160
Gerdau SA (Preferred)                                                                274,400            4,670,101
Gol-Linhas Aereas Inteligentes SA (ADR)*                                              81,500            2,404,250
Klabin SA (Preferred)                                                              1,330,000            2,513,378
Natura Cosmeticos SA                                                                  86,400            2,116,283
Perdigao SA (Preferred)                                                              103,600            2,128,549
Petroleo Brasileiro SA (Preferred)                                                   930,947           33,293,987
Petroleo Brasileiro SA (ADR) (Preferred)                                             432,100           15,490,785
Petroleo Brasileiro SA (ADR)                                                          43,400            1,764,210
Sadia SA (Preferred)                                                               2,141,400            4,128,811
Tele Norte Leste Participacoes SA (ADR) (Preferred)                                  666,500            9,604,265
Telemar Norte Leste SA "A" (Preferred)                                               153,600            3,485,557
Telesp-Telecomunicacoes de Sao Paulo SA (Preferred)                              117,893,400            2,247,332
Unibanco - Uniao de Bancos Brasileiros SA (GDR)                                      103,700            3,192,923
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                               286,800            5,881,555
Votorantim Celulose e Papel SA (ADR)                                                 170,425            2,493,318
                                                                                                      -----------
(Cost $137,680,024)                                                                                   227,932,110

Chile 4.1%
Banco Santander Chile SA (ADR)                                                        93,400            3,021,490
Compania de Telecomunicaciones de Chile SA (ADR)*                                    382,300            4,358,220
Empresa Nacional de Electricidad SA (ADR)                                            233,600            4,006,240
Enersis SA (ADR)*                                                                    661,400            5,297,814
Lan Airlines SA (ADR)                                                                 26,900              954,412
                                                                                                      -----------
(Cost $15,034,978)                                                                                     17,638,176

Mexico 36.1%
Alfa SA "A"                                                                        1,192,600            6,132,428
America Movil SA de CV "L" (ADR)*                                                    710,300           37,688,518
Cemex SA de CV (ADR)                                                                 628,769           23,566,262
Coca-Cola Femsa SA de CV "L" (ADR)                                                    45,600            1,182,408
Consorcio ARA SA de CV*                                                              508,200            1,852,623
Corporacion GEO SA de CV "B"*                                                      2,310,000            5,552,091
Fomento Economico Mexicano SA de CV (ADR)                                            139,500            7,499,520
Grupo Bimbo SA de CV "A"                                                           1,759,400            4,936,129
Grupo Carso SA de CV Series A1                                                       656,900            3,674,226
Grupo Mexico SA de CV "B"*                                                           868,000            4,366,369
Grupo Televisa SA de CV (ADR)*                                                       328,400           19,319,772
Telefonos de Mexico SA de CV "L" (ADR)                                               657,900           24,506,775
Urbi, Desarrollo Urbanos, SA de CV                                                   480,900            2,603,872
Wal-Mart de Mexico SA de CV "V"                                                    3,686,279           12,730,047
                                                                                                      -----------
(Cost $85,831,863)                                                                                    155,611,040

Peru 0.9%
Compania de Minas Buenaventura SA (ADR)                                              174,900            3,720,123
(Cost $2,063,656)                                                                                     -----------

Venezuela 0.4%
Compania Anonima Nacional Telefonos de Venezuela (ADR)                               100,000            1,981,000
(Cost $2,119,231)                                                                                     -----------

Total Equity Securities (Cost $256,420,908)                                                           415,673,340
                                                                                                      -----------
Cash Equivalents 0.7%
Scudder Cash Management QP Trust 2.30% (b)
(Cost $2,857,162)                                                                  2,857,162            2,857,162
                                                                                                      -----------
                                                                                     % of
                                                                                    Net Assets        Value ($)
                                                                                    ----------        ---------

Total Investment Portfolio  (Cost $259,278,070)                                         97.1          418,530,502
Other Assets and Liabilities, Net                                                        2.9           12,404,873
                                                                                                      -----------
Net Assets                                                                             100.0          430,935,375
                                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) The Fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted                    Acquisition                   Acquisition               Value as %
Securities                                   Date                 Cost ($)      Value ($)       of Net Assets
---------------------------------------------------------------------------------------------------------------
BI SA "A" (New)                           10/22/1993                3,360,564      1,305,302         0.31
---------------------------------------------------------------------------------------------------------------
Loma Negra SA                        8/23/1999-11/17/2001           4,816,805        869,277         0.21
---------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          0.52
---------------------------------------------------------------------------------------------------------------

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR:  American Depositary Receipts.

GDR:  Global Depositary Receipts.

At January 31, 2005, the Scudder Latin America Fund had the following sector diversification:
                                                                  As a % of
                                                                  Investment
Sector                                     Value ($)               Portfolio
-----------------------------------------------------------------------------
Materials                                   112,453,482                 26.9
Telecommunication Services                   86,983,420                 20.8
Energy                                       54,778,923                 13.1
Fanancials                                   50,427,199                 12.0
Consumer Staples                             37,260,149                  8.9
Consumer Discretionary                       32,049,819                  7.6
Industrials                                  22,926,814                  5.5
Utilities                                    18,793,534                  4.5
                                                                -------------
Total Common Stocks                         415,673,340                 99.3
                                                                -------------
Cash Equivalents                              2,857,162                  0.7
                                                                -------------
Total Investment Portfolio                  418,530,502                100.0
                                                                -------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Latin America Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Latin America Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005